UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07418

Legg Mason Global Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON BATTERYMARCH

INTERNATIONAL EQUITY TRUST

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.9%
Aisin Seiki Co., Ltd.	42,600	$1,328,826
Bridgestone Corp.	128,700	2,344,905
Compagnie Generale des Etablissements Michelin, Class B Shares	17,809	1,354,962
Valeo SA	48,975	2,269,015	*

Total Auto Components		7,297,708

Automobiles - 3.8%
Bayerische Motoren Werke AG	52,363	3,671,987
DaimlerChrysler AG, Registered Shares	54,100	3,426,510	*
Fiat SpA	59,468	917,710
Nissan Motor Co., Ltd.	450,300	3,932,303
Toyota Motor Corp.	83,575	3,001,412

Total Automobiles		14,949,922

Household Durables - 1.4%
Sekisui Chemical Co., Ltd.	172,000	1,040,489
Sekisui House Ltd.	110,000	988,261
Sony Corp.	107,000	3,308,181

Total Household Durables		5,336,931

Leisure Equipment & Products - 1.4%
Fuji Photo Film Co., Ltd.	90,000	2,980,953
Sega Sammy Holdings Inc.	167,900	2,566,368

Total Leisure Equipment & Products		5,547,321

Media - 1.0%
Reed Elsevier NV	110,866	1,398,028
Vivendi Universal SA	93,998	2,569,263

Total Media		3,967,291

Multiline Retail - 0.8%
Next PLC	91,306	3,178,465

Textiles, Apparel & Luxury Goods - 1.4%
Burberry Group PLC	163,393	2,669,409
Christian Dior SA	23,212	3,034,005

Total Textiles, Apparel & Luxury Goods		5,703,414

TOTAL CONSUMER DISCRETIONARY		45,981,052

CONSUMER STAPLES - 8.7%
Beverages - 1.5%
Anheuser-Busch InBev NV	16,909	994,659
Carlsberg A/S	13,719	1,430,422
Diageo PLC	157,014	2,703,319
Heineken Holding NV	16,007	700,254

Total Beverages		5,828,654

Food & Staples Retailing - 3.1%
Aeon Co., Ltd.	263,000	2,822,808
Alimentation Couche-Tard Inc., Class B Shares	88,000	1,968,005
Casino Guichard Perrachon SA	21,724	1,988,960
Koninklijke Ahold NV	147,988	1,994,851
Tesco PLC	503,571	3,354,092

Total Food & Staples Retailing		12,128,716

Food Products - 3.2%
Ajinomoto Co. Inc.	76,000	743,795
CSM	41,447	1,217,914
Danisco A/S	26,774	2,387,562
Marine Harvest ASA	3,171,745	2,763,948
Nestle SA, Registered Shares	90,759	4,835,123
Unilever NV, CVA	20,773	620,890

Total Food Products		12,569,232

Tobacco - 0.9%
British American Tobacco PLC	65,903	2,458,248

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Tobacco - continued
Imperial Tobacco Group PLC	43,392	$1,293,080

Total Tobacco		3,751,328

TOTAL CONSUMER STAPLES		34,277,930

ENERGY - 7.7%
Energy Equipment & Services - 0.4%
Acergy SA	90,415	1,668,046

Oil, Gas & Consumable Fuels - 7.3%
BG Group PLC	126,758	2,227,203
BP PLC	1,013,093	6,808,297
Eni SpA	122,960	2,653,508
OMV AG	43,063	1,612,057
Pacific Rubiales Energy Corp.	46,400	1,304,648	*
Royal Dutch Shell PLC, Class A Shares	188,736	5,709,363
Royal Dutch Shell PLC, Class B Shares	75,929	2,214,970
Total SA	76,303	3,932,479
Yanzhou Coal Mining Co., Ltd., Class H Shares	822,000	2,017,165

Total Oil, Gas & Consumable Fuels		28,479,690

TOTAL ENERGY		30,147,736

FINANCIALS - 22.6%
Capital Markets - 1.4%
Credit Suisse Group AG, Registered Shares	37,005	1,581,652
Daiwa Securities Group Inc.	228,000	920,412
Deutsche Bank AG, Registered Shares	17,357	949,909
UBS AG, Registered Shares	126,223	2,142,573	*

Total Capital Markets		5,594,546

Commercial Banks - 12.7%
Australia & New Zealand Banking Group Ltd.	94,067	2,152,996
Banco Bilbao Vizcaya Argentaria SA	284,395	3,840,184
Banco Santander SA	462,791	5,878,095
Bank of China Ltd.	1,982,000	1,044,791
Bank of Nova Scotia	25,900	1,382,474
Barclays PLC	235,100	1,106,478
BNP Paribas SA	37,260	2,649,960
Commerzbank AG	142,395	1,180,250	*
Commonwealth Bank of Australia	58,956	2,915,866
Gunma Bank Ltd.	166,000	868,975
HSBC Holdings PLC	649,619	6,582,135
Lloyds TSB Group PLC	3,066,124	3,570,043	*
Mitsubishi UFJ Financial Group Inc.	301,700	1,405,861
National Australia Bank Ltd.	91,701	2,245,975
Royal Bank of Scotland Group PLC	1,380,549	1,023,845	*
Societe Generale	20,900	1,203,784
Standard Chartered PLC	141,286	4,052,736
Sumitomo Mitsui Financial Group Inc.	83,600	2,435,496
Westpac Banking Corp.	112,661	2,530,661
Woori Finance Holdings Co., Ltd.	161,580	2,012,222

Total Commercial Banks		50,082,827

Consumer Finance - 0.8%
Credit Saison Co., Ltd.	91,100	1,217,868
ORIX Corp.	24,060	1,838,797

Total Consumer Finance		3,056,665

Diversified Financial Services - 0.3%
ING Groep NV, CVA	98,400	1,020,835	*

Insurance - 6.7%
Allianz AG, Registered Shares	23,778	2,687,234
Amlin PLC	280,933	1,771,007
Aviva PLC	483,782	3,031,532
Baloise Holding AG	29,553	2,664,627
CNP Assurances	104,455	1,940,177
Dai-ichi Life Insurance Co., Ltd.	1,181	1,426,028
Hannover Rueckversicherung AG	37,093	1,706,132
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	22,183	3,072,484

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Insurance - continued
Prudential PLC	112,330	$1,123,162
Sampo Oyj, Class A Shares	74,232	2,004,709
SCOR SE	50,201	1,199,692
Sun Life Financial Inc.	24,900	651,480
Topdanmark A/S	12,547	1,581,342	*
Zurich Financial Services AG	5,611	1,315,029

Total Insurance		26,174,635

Real Estate Investment Trusts (REITs) - 0.5%
Link REIT	675,000	2,000,941

Real Estate Management & Development - 0.2%
Sino Land Co., Ltd.	336,000	694,618

TOTAL FINANCIALS		88,625,067

HEALTH CARE - 8.0%
Health Care Providers & Services - 0.4%
Medipal Holdings Corp.	116,700	1,483,214

Pharmaceuticals - 7.6%
AstraZeneca PLC	106,852	5,427,551
Bayer AG	16,904	1,178,720
GlaxoSmithKline PLC	243,485	4,798,343
Novartis AG, Registered Shares	63,068	3,616,630
Novo Nordisk A/S, Class B Shares	25,400	2,520,579
Roche Holding AG	26,655	3,640,259
Sanofi-Aventis	54,069	3,602,556
Shire PLC	49,478	1,114,576
Takeda Pharmaceutical Co., Ltd.	39,700	1,823,784
Teva Pharmaceutical Industries Ltd., ADR	42,100	2,220,775

Total Pharmaceuticals		29,943,773

TOTAL HEALTH CARE		31,426,987

INDUSTRIALS - 12.5%
Aerospace & Defense - 0.5%
MTU Aero Engines Holding AG	31,579	1,804,875

Airlines - 0.3%
Cathay Pacific Airways Ltd.	394,000	1,066,395

Construction & Engineering - 0.4%
Koninklijke Boskalis Westminster NV	37,393	1,569,297

Electrical Equipment - 0.5%
Legrand SA	31,930	1,079,944
Nexans SA	12,487	908,342

Total Electrical Equipment		1,988,286

Industrial Conglomerates - 3.3%
Bidvest Group Ltd.	130,840	2,762,371
DCC PLC	35,053	1,003,984
Fraser and Neave Ltd.	322,000	1,591,514
Jardine Matheson Holdings Ltd.	36,400	1,643,096
Siemens AG, Registered Shares	58,571	6,182,548

Total Industrial Conglomerates		13,183,513

Machinery - 4.2%
Alfa Laval AB	133,166	2,333,247
Atlas Copco AB, Class A Shares	137,432	2,652,667
IMI PLC	168,061	2,026,253
Ishikawajima-Harima Heavy Industries Co., Ltd.	794,000	1,521,802
Melrose PLC	68,297	293,539
Metso Corp.	48,120	2,205,459
SembCorp Marine Ltd.	640,000	1,912,554
Tata Motors Ltd., ADR	80,400	2,051,004
Wartsila Oyj	21,794	1,422,250

Total Machinery		16,418,775

Professional Services - 0.3%
WS Atkins PLC	104,736	1,210,939

Road & Rail - 0.2%
FirstGroup PLC	153,863	876,899

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 2.8%
Itochu Corp.	215,100	$1,968,572
Mitsubishi Corp.	129,100	3,063,573
Mitsui & Co., Ltd.	165,600	2,463,766
Sojitz Corp.	1,170,200	2,102,660
Toyota Tsusho Corp.	100,800	1,485,194

Total Trading Companies & Distributors		11,083,765

TOTAL INDUSTRIALS		49,202,744

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.4%
Research In Motion Ltd.	31,400	1,528,953	*

Computers & Peripherals - 1.2%
Fujitsu Ltd.	416,000	2,920,172
Logitech International SA	113,482	1,977,115	*

Total Computers & Peripherals		4,897,287

Electronic Equipment, Instruments & Components - 0.9%
Hitachi Ltd.	817,000	3,572,173

IT Services - 0.2%
NTT Data Corp.	267	844,050

Office Electronics - 0.3%
Konica Minolta Holdings Inc.	128,000	1,248,108

Semiconductors & Semiconductor Equipment - 2.8%
Aixtron AG	79,801	2,371,594
Infineon Technologies AG	462,488	3,203,504	*
STMicroelectronics NV	187,014	1,431,782
Sumco Corp.	67,600	1,054,327	*
Tokyo Electron Ltd.	16,300	817,148
United Microelectronics Corp., ADR	692,800	1,925,984

Total Semiconductors & Semiconductor Equipment		10,804,339

Software - 0.7%
SAP AG	54,642	2,702,896

TOTAL INFORMATION TECHNOLOGY		25,597,806

MATERIALS - 9.2%
Chemicals - 3.2%
Arkema	23,882	1,221,870
BASF SE	53,125	3,349,911
Givaudan SA, Registered Shares	2,482	2,535,926
Lanxess AG	30,397	1,665,422
Nitto Denko Corp.	44,600	1,744,358
Solvay SA	5,214	556,200
Ube Industries Ltd.	630,000	1,396,143

Total Chemicals		12,469,830

Construction Materials - 0.4%
Cemex SAB de CV, Participation Certificates, ADR	188,104	1,598,884	*

Metals & Mining - 5.0%
Anglo American PLC	25,195	999,563
BHP Billiton Ltd.	168,862	6,350,637
BHP Billiton PLC	125,795	4,001,629
Magnitogorsk Iron & Steel Works, GDR	111,007	1,439,761	(a)
Rio Tinto Ltd.	17,027	1,263,438
Rio Tinto PLC	70,339	4,111,537
Sumitomo Metal Industries Ltd.	629,000	1,589,830

Total Metals & Mining		19,756,395

Paper & Forest Products - 0.6%
UPM-Kymmene Oyj	132,073	2,263,210

TOTAL MATERIALS		36,088,319

TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.7%
Deutsche Telekom AG, Registered Shares	94,377	1,291,098
Portugal Telecom, SGPS, SA, Registered Shares	176,850	2,360,279

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY			SHARES	VALUE
Diversified Telecommunication Services - continued
Tele2 AB			60,554	$1,271,209
Telefonica SA			141,123	3,494,691
Telenor ASA			141,044	2,208,777

Total Diversified Telecommunication Services				10,626,054

Wireless Telecommunication Services - 2.9%
America Movil SAB de CV, Series L Shares, ADR			42,500	2,266,525
Mobile TeleSystems, ADR			88,950	1,888,409
Vodafone Group PLC			2,889,434	7,130,785

Total Wireless Telecommunication Services				11,285,719

TOTAL TELECOMMUNICATION SERVICES				21,911,773

UTILITIES - 4.7%
Electric Utilities - 1.9%
E.ON AG			40,627	1,197,973
Energias de Portugal SA			460,571	1,578,474
Hokuriku Electric Power Co.			43,200	986,334
Kansai Electric Power Co. Inc.			114,000	2,768,064
Red Electrica de Espana			22,729	1,068,839

Total Electric Utilities				7,599,684

Gas Utilities - 1.0%
Snam Rete Gas SpA			298,750	1,513,012
Tokyo Gas Co., Ltd.			495,000	2,247,305

Total Gas Utilities				3,760,317

Multi-Utilities - 1.2%
GDF Suez			77,896	2,788,595
National Grid PLC			112,677	955,823
RWE AG			15,936	1,076,462

Total Multi-Utilities				4,820,880

Water Utilities - 0.6%
Severn Trent PLC			110,233	2,270,192

TOTAL UTILITIES				18,451,073

TOTAL COMMON STOCKS (Cost - $358,538,910)				381,710,487

PREFERRED STOCKS - 1.3%
FINANCIALS - 1.3%
Commercial Banks - 1.3%
Banco Bradesco SA			125,730	2,520,545
Itau Unibanco Holding SA			103,500	2,475,558

TOTAL PREFERRED STOCKS (Cost - $4,240,198)				4,996,103

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $362,779,108)				386,706,590

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Bank of America repurchase agreement dated 9/30/10; Proceeds at maturity - $1,273,371; (Fully collateralized by U.S. government agency obligations, 0.176% due 8/26/11; Market value - $1,299,427)	0.130%	10/1/10	$1,273,366	1,273,366

Goldman Sachs & Co. repurchase agreement dated 9/30/10; Proceeds at maturity - $1,273,371; (Fully collateralized by U.S. government agency obligations, 1.250% due 5/3/12; Market value - $1,304,197)	0.150%	10/1/10	1,273,366	1,273,366

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,546,732)				2,546,732

TOTAL INVESTMENTS - 99.1% (Cost - $365,325,840#)				389,253,322
Other Assets in Excess of Liabilities - 0.9%				3,465,766

TOTAL NET ASSETS - 100.0%				$392,719,088

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

Summary of Investments by Country **

United Kingdom	21.4%
Japan	18.6
Germany	11.0
France	8.5
Switzerland	6.2
Australia	4.5
Spain	3.7
Netherlands	3.7
Denmark	2.0
Finland	2.0
Canada	1.8
Norway	1.7
Sweden	1.6
Hong Kong	1.4
Italy	1.3
Brazil	1.3
Portugal	1.0
Mexico	1.0
Singapore	0.9
Russia	0.8
China	0.8
South Africa	0.7
Israel	0.6
India	0.5
South Korea	0.5
Taiwan	0.5
Austria	0.4
Belgium	0.4
Jersey	0.3
Ireland	0.3
Short Term Investments	0.6

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2010 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch International Equity Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$381,710,487	—	—	$381,710,487
Preferred stocks	4,996,103	—	—	4,996,103

Total long-term investments	$386,706,590	—	—	$386,706,590

Short-term investments†	—	$2,546,732	—	2,546,732

Total investments	$386,706,590	$2,546,732	—	$389,253,322

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

(f) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$42,272,490
Gross unrealized depreciation	(18,345,008)

Net unrealized appreciation	$23,927,482

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2010, the Fund did not have any derivative instruments outstanding.

At September 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward contracts (to buy)†	$507,827

Forward contracts (to sell)†	1,840,360

†	At September 30, 2010, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	November 18, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 18, 2010